UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
July 31, 2005

	Coupon				Percent
	Interest	Maturity	Maturity	Market	of Net
Debt Issuer	Rate	Date	Value	Value	Assets

CORPORATE BONDS AND
GOVERNMENT AGENCIES:
OAKWOOD HOMES CORP	7.875%	3/1/2004	$1,000,000	$480,000
ENRON CORP[1]	6.750%	7/1/2005	300,000	-
OWENS CORNING[1]	7.700%	5/1/2008	660,000	490,050
POTOMAC TRUST CAPITAL MM S	3.350%	2/4/2025	1,000,000	1,000,000
INC MONEY MARKET SEC SER20	3.350%	8/4/1933	1,000,000	1,000,000
ATHILON CAPITAL CORP	3.550%	1/30/1945	1,000,000	1,000,000
KAYNE ANDERSON MLP INVEST	3.100%	4/5/1945	1,000,000	1,000,000

TOTAL INVESTMENTS IN CORPORATE BONDS			$5,960,000	$4,970,050	3.05%

1In default

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2005

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO	175,000.00	$971,466	$1,100,750
PIMCO CORPORATE INC FD COM	16,500.00	250,209	251,625
TEMPLETON GLOBAL INCM COM	125,500.00	959,841	1,096,870
WSTRN ASSET/CLYMRE UT COM	20,000.00	250,772	249,600

TOTAL BOND MUTUAL FUNDS		$2,432,288	$2,698,845	1.65%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2005

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
DIAMONDS TR UNIT SER 1	600.00	51,126	63,978
ISHARES TR DJ CON NON CYCL	4,000.00	187,140	217,120
SELECT SECTOR SPDR TR SBI	13,000.00	297,400	305,240
SELECTED AMERN SHS INC COM	5,108.99	150,000	195,879
SPDR TR UNIT SER 1	12,150.00	1,345,075	1,503,441
TOTAL LARGE CAP BLEND		2,030,741	2,285,658	1.40%

Large Cap Growth
ISHARES TR DJ US HEALTHCR	7,300.00	427,134	458,878
NASDAQ 100 TR UNIT SER 1	3,500.00	131,813	138,512
SECTOR SPDR TR SBI INT-TEC	18,100.00	327,012	381,005
SELECT SECTOR SPDR TR SBI	18,000.00	541,686	571,140
TOTAL LARGE CAP GROWTH		1,427,645	1,549,535	0.95%

Large Cap Value
DODGE & COX STK FD COM	4,146.57	489,147	556,304
EATON VANCE TAX ADVT COM	9,100.00	199,246	202,930
GMO TR VALUE III	33,419.15	254,197	340,541
HARRIS ASSOC INVT TR OAKMA	7,740.58	300,302	326,188
ISHARES TR DJ US FINL SEC	2,200.00	197,430	213,224
ISHARES TR DJ US UTILS	2,000.00	102,740	157,940
REGIONAL BK HOLDRS TR DEPO	1,400.00	163,553	191,632
SECTOR SPDR TR SBI INT-FIN	3,300.00	98,191	98,769
SECTOR SPDR TR SBI INT-UTI	11,000.00	264,940	354,970
TOTAL LARGE CAP VALUE		2,069,746	2,442,498	1.50%

TOTAL U.S. LARGE CAP EQUITIES		5,528,132	6,277,691	3.85%

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
ARIEL GROWTH FD CALV ARIEL	8,044.99	345,448	396,135
ISHARES TR S&P MIDCAP 400	9,900.00	643,756	715,374
VANGUARD HORIZON FD STRATE	16,920.62	306,714	394,758
TOTAL MID CAP BLEND		1,295,918	1,506,267	0.92%

Mid Cap Growth
BRANDYWINE FD INC COM	10,053.62	225,000	302,111
ICON FDS INFO TECHNOLOGY	58,669.05	480,000	511,007
ISHARES TR S&P MIDCP GROW	4,000.00	216,050	290,640
SEMICONDUCTOR HLDRS TR DEP	13,500.00	386,830	504,360
VANGUARD HORIZON FD CAP OP	4,472.38	100,058	142,714
TOTAL MID CAP GROWTH		1,407,938	1,750,832	1.07%

Mid Cap Value
HANCOCK J PATRIOT SLCT COM	10,000.00	152,050	138,300
VANGUARD WHITEHALL FDS SEL	30,467.10	522,314	615,131
TOTAL MID CAP VALUE		674,364	753,431	0.46%

Small Cap Blend
ISHARES TR RUSSELL 2000	2,000.00	88,420	135,780	0.08%

Small Cap Growth
WASATCH ADVISORS FDS CORE	6,206.11	210,777	287,467
WASATCH ADVISORS FDS MICRO	24,525.00	147,000	189,088
TOTAL SMALL CAP GROWTH		357,777	476,555	0.29%

Small Cap Value
CORNERCAP SMALL CAP VALUE	39,782.98	427,671	620,615
GMO TR SML CP VAL III	22,484.36	288,169	279,705
ISHARES TR RUSL 2000 VALU	7,500.00	270,675	511,350
ROYCE FD TOTAL RETURN	24,913.68	239,092	322,383
VANGUARD INDEX TR SML CP V	10,224.95	100,000	153,579
TOTAL SMALL CAP VALUE		1,325,607	1,887,632	1.16%

TOTAL U.S. SMALL/MID CAP EQUITIES		5,150,024.00	6,510,497.00	3.98%

INTERNATIONAL EQUITIES
Foreign Large Blend
ISHARES TR MSCI EAFE IDX	12,600.00	520,186	679,896
VANGUARD WORLD FD INTL GR	10,944.15	553,811	669,125
TOTAL FOREIGN BLEND		1,073,997	1,349,021	0.83%

Foreign Large Value
GMO TR FOREIGN II	63,902.32	661,348	937,447
GMO TR INTL INT VL II	19,384.40	362,936	555,557
ISHARES INC MSCI CDA INDEX	21,500.00	371,635	413,015
TOTAL FOREIGN LARGE VALUE		1,395,919	1,906,019	1.17%

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBA	16,116.50	353,541	411,132	0.25%

Diversified Emerging Markets
BLDRS INDEX FDS TR EMER MK	4,000.00	271,595	386,800
ISHARES TR MSCI EMERG MKT	9,000.00	393,810	693,900
MORGAN STANLEY EMER MK COM	10,200.00	200,582	200,430
VANGUARD INTL EQTY IDX EME	19,664.03	300,000	324,457
TOTAL DIVERSIFIED EMERGING MKTS.		1,165,987	1,605,587	0.98%

Diversified Asia Pacific
BLDRS INDEX FDS TR ASIA 50	4,000.00	244,960	275,960
MORGAN S D WITTR ASIA COM	56,000.00	582,115	753,200
TOTAL DIVERSIFIED ASIA PACIFIC		827,075	1,029,160	0.63%

European Stock
ISHARES INC MSCI UTD KINGD	13,700.00	248,982	247,970
NEW IRELAND FUND INC	15,000.00	159,440	333,000
SPAIN FD COM	25,200.00	214,302	326,592
SWISS HELVETIA FD INC COM	25,479.00	292,159	360,018
TOTAL EUROPEAN STOCK		914,883	1,267,580	0.78%

Japan Stock
ISHARES INC MSCI JAPAN	47,000.00	467,930	481,750
VANGUARD INTL EQTY IDX PAC	6,820.51	420,000	412,300
VANGUARD INTL EQTY IDX PAC	9,100.00	451,147	449,358
TOTAL JAPAN STOCK		1,339,077	1,343,408	0.82%

Asia Ex-Japan Stock
ABERDEEN AUSTRALIA EQT COM	98,100.00	611,441	1,187,010
ISHARES INC MSCI AUSTRALIA	41,500.00	663,914	747,415
ISHARES INC MSCI HONG KONG	55,300.00	643,546	728,854
ISHARES INC MSCI MALAYSIA	33,750.00	256,024	251,100
ISHARES INC MSCI S KOREA	6,000.00	197,080	215,940
ISHARES INC MSCI SINGAPORE	151,500.00	1,063,650	1,228,665
KOREA FD COM	12,700.00	298,121	381,381
MALAYSIA FD INC COM	43,000.00	261,276	257,570
MATTHEWS INTL FDS ASIAN GR	69,926.77	1,025,000	1,207,635
ROWE T PRICE INTL FDS NEW	29,150.28	260,000	336,977
TAIWAN FD INC COM	26,200.00	282,381	357,892
TEMPLETON DRAGON FD COM	56,800.00	740,541	1,076,928
TOTAL ASIA EX-JAPAN STOCK		6,302,974	7,977,367	4.89%

Latin America Stock
ISHARES INC MSCI BRAZIL	18,500.00	407,556	469,345
MEXICO FD INC COM	22,226.00	396,399	591,212
TOTAL LATIN AMERICA STOCK		803,955	1,060,557	0.65%

TOTAL INTERNATIONAL EQUITIES		14,177,408	17,949,831	11.00%

SPECIALTY FUNDS
Financial
GLADSTONE CAPITAL CORP COM	10,500.00	223,444	271,635	0.17%

Natural Resources
ENERPLUS RES FD UNIT TR G	13,800.00	313,423	550,758	0.34%

Precious Metals
OPPENHEIMER GOLD&SPL SH BE	9,856.63	165,000	177,222	0.11%

Moderate Allocation
FPA FUNDS TR FPA CRESCENT	10,957.16	194,065	276,011
LEUTHOLD FDS INC ASSET ALL	9,596.93	150,000	162,668
MERGER FD SH BEN INT	13,780.27	206,383	216,488
ROWE T PRICE CAP APPRE SH	10,519.70	155,179	214,181
TOTAL MODERATE ALLOCATION		705,627	869,348	0.53%

TOTAL SPECIALTY FUNDS		1,407,494	1,868,963	1.15%

TOTAL STOCK MUTUAL FUNDS		26,263,058	32,606,982	19.98%

TOTAL INVESTMENTS IN MUTUAL FUNDS		$28,695,346	$35,305,827	21.63%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2005

			Percent
		Market	of Net
Company Name	Cost	Value	Assets

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
-CONVERTIBLE HEDGE SERIES	$1,920,000	$2,084,504
-DISTRESSED SECURITIES SERIES	2,100,000	3,108,412
-EVENT DRIVEN MUNTI-STRATEGY SERIES	2,880,000	3,471,642
-MERGER ARBITRAGE SERIES	1,600,000	1,813,312
JMG CAPITAL PARTNERS LP	1,000,000	2,409,353
LMC COMPASS FUND, LP	1,500,000	1,604,404
MARINER PARTNERS, LP	750,000	1,338,158
STARK INVESTMENTS LP	1,000,000	2,284,889
WALNUT INVESTMENT PARTNERS LP	239,553	239,553
	12,989,553	18,354,227	11.24%

OTHER INVESTMENTS:
"SERVES" CERTIFICATES - BANK OF AMERICA	500,000	500,000	0.31%

VENTURE CAPITAL:
PIEDMONT VENTURE PARTNERS	97,332	9,733
PIEDMONT VENTURE PARTNERS II	239,864	23,986
	337,196	33,719	0.02%

TOTAL OTHER INVESTMENTS	$13,826,749	$18,887,946	11.57%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2005

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

CONSUMER DISCRETIONARY
Consumer Durables & Apparel	5,000	GARMIN LTD ORD	$237,335	$265,950
	170,600	HEAD N V NY REGISTRY SH	441,736	435,030
	500	M D C HLDGS INC COM	38,395	42,710
	49,800	WATERFORD WEDGEWOOD	178,714	44,820
			896,180	788,510	0.48%

Consumer Services	1,000	APOLLO GROUP INC CL A	73,702	75,150
	2,000	CAREER EDUCATION CORP COM	72,772	73,480
	2,000	ITT EDUCATIONAL SVCS COM	103,220	99,600
	21,300	MCDONALDS CORP COM	439,383	663,921
	2,000	MULTIMEDIA GAMES INC COM	20,158	19,260
	45,000	SERVICEMASTER CO COM	525,278	618,300
	250	SHUFFLE MASTER INC COM	5,457	6,707
			1,239,970	1,556,418	0.95%

Media	1,500	GRUPO TELEVISA SA DE SP AD	95,717	98,955
	55,000	NEWS CORP CL B	958,566	953,700
	9,000	XM SATELLITE RADIO HLD CL	302,457	313,295
			1,356,740	1,365,950	0.84%

Retailing	5,000	AARON RENTS INC COM	102,044	122,700
	2,000	ABERCROMBIE & FITCH CO CL	137,350	141,900
	2,000	AUTOZONE INC COM	172,241	179,680
	2,053	BUILD A BEAR WORKSHOP COM	24,895	48,772
	200	CHICOS FAS INC COM	4,898	8,022
	2,000	HOME DEPOT INC COM	72,120	80,120
	2,500	PACIFIC SUNWEAR OF CALIFOR	57,850	59,600
	5,000	PETSMART, INC.	149,188	148,750
	1,000	TARGET CORP COM	59,800	58,750
			780,386	848,294	0.52%

Automobiles & Components	2,000	TOYOTA MTR CP ADS	144,414	148,820
	100,000	VISTEON CORP COM	613,918	890,000
			758,332	1,038,820	0.64%

TOTAL CONSUMER DISCRETIONARY			5,031,608	5,597,992	3.43%

CONSUMER STAPLES
Food & Staples Retailing	40,000	ALBERTSONS INC COM	911,852	852,400
	1,000	COSTCO COMPANIES INC COM	45,950	45,970
	6,000	CVS CORP COM	85,800	186,180
	50,000	KROGER CO COM	812,240	992,500
	40,000	SAFEWAY INC COM NEW	748,312	972,000
	10,000	SYSCO CORP COM	334,460	360,600
	2,500	UNITED NAT FOOD INC COM	79,981	84,300
			3,018,595	3,493,950	2.14%

Food, Beverage & Tobacco	15,000	ANHEUSER BUSCH COS INC COM	714,945	665,250
	5,000	CADBURY SCHWEPPES PLC ADR	120,200	193,200
	22,000	COCA COLA CO COM	910,468	962,720
	20,000	CONAGRA FOODS INC COM	451,670	454,200
	33,421	DEL MONTE FOODS CO COM	293,012	375,652
	5,000	DIAGEO P L C SPON ADR NEW	278,084	278,350
	6,000	GENERAL MLS INC COM	290,333	284,400
	11,900	HEINZ H J CO COM	399,291	437,682
	7,500	KRAFT FOODS INC CL A	244,390	229,125
	12,300	NESTLE S A SPONSORED ADR	201,834	841,935
	4,000	PEPSICO INC COM	219,974	218,120
	5,000	SMITHFIELD FOODS INC COM	157,531	130,600
			4,281,732	5,071,234	3.11%

Household & Personal Products	5,000	KIMBERLY CLARK CORP COM	289,993	318,800
	2,000	PROCTER & GAMBLE CO COM	106,020	111,260
			396,013	430,060	0.26%

TOTAL CONSUMER STAPLES			7,696,340	8,995,244	5.51%

ENERGY	2,000	AMERADA HESS CORP COM	217,490	224,520
	7,300	BP PLC SPONSORED ADR	352,450	480,924
	8,200	BUCKEYE PARTNERS L P UNIT	265,823	389,910
	2,000	BURLINGTON RES INC COM	94,929	108,820
	4,450	CHESAPEAKE UTILS CORP COM	72,150	137,950
	8,200	CHEVRONTEXACO CORP COM	342,457	473,882
	2,000	CHINA PETE & CHEM CORP SPO	81,359	84,220
	21,292	CONOCOPHILLIPS COM	600,414	1,332,666
	12,500	DEVON ENERGY CORP NEW COM	555,995	684,000
	3,000	ENCANA CORP COM	101,634	124,050
	25,340	ENTERPRISE PRODS PARTN COM	470,956	677,338
	17,104	EXXON MOBIL CORP COM	693,295	968,960
	3,000	IMPERIAL OIL LTD COM NEW	215,268	238,150
	9,000	KINDER MORGAN ENERGY UT LT	315,460	471,690
	2,100	MARATHON OIL CORP COM	112,418	119,456
	1,500	MAVERICK TUBE CORP COM	45,291	47,505
	4,000	NORDIC AMERICAN TANKER COM	197,155	182,200
	4,000	NORTHERN BORDER PARTNR UNI	174,367	202,600
	15,000	OMI CORP NEW COM	283,769	270,450
	2,000	OVERSEAS SHIPHOLDNG GP COM	115,781	120,300
	3,000	POGO PRODUCING CO COM	143,792	161,790
	5,000	PRECISION DRILLING CP COM	145,265	202,800
	12,000	PROVIDENT ENERGY TR TR UNI	98,976	136,080
	3,500	ROYAL DUTCH SHELL ADR A	187,274	214,480
	8,792	ROYAL DUTCH SHELL ADR B	431,360	559,787
	2,500	SUNCOR ENERGY INC COM	111,640	119,950
	1,500	TEEKAY SHIPPNG MARS IS COM	66,172	65,865
	5,000	TENARIS S A SPONSORED ADR	377,423	411,700
	19,500	TEPPCO PARTNERS L P UT LTD	582,467	817,245
	5,500	TOTAL FINA S A SPONSORED A	406,260	687,500
	9,400	VALERO ENERGY CORP NEW COM	612,006	773,257
	5,115	VALERO L P COM UT LTD PRT	206,472	307,309
	3,000	YPF SOCIEDAD ANONIMA SPON	99,919	168,900
TOTAL ENERGY			8,777,487	11,966,254	7.33%

FINANCIALS	10,000	BANK OF AMERICA CORP COM	445,534	435,625
Banks	9,550	COMERICA INC COM	474,885	583,505
	16,000	DORAL FINL CORP COM	317,316	242,480
	2,000	FIFTH THIRD BANCORP COM	93,560	86,100
	2,000	FIRST BANCORP P R COM	40,480	49,040
	3,000	FREMONT GEN CORP COM	82,790	73,320
	5,700	INDYMAC BANCORP INC COM	213,470	233,177
	17,000	REGIONS FINANCIAL CORP COM	521,990	571,880
	13,700	US BANCORP DEL COM NEW	229,609	411,822
	26,300	WASHINGTON MUT INC COM	939,485	1,114,074
	3,000	WELLS FARGO & CO DEL COM	140,039	183,270
			3,499,158	3,984,293	2.44%

Diversified Financials	19,300	ALLIANCE CAP MGMT HLDGS	618,156	878,579
	13,500	ALLIED CAP CORP COM	398,741	382,940
	2,000	BRASCAN CORP CL A LTD VT S	71,954	74,760
	2,000	CAPITAL ONE FINL CORP COM	145,707	156,600
	1,500	CHICAGO MERCANTIL HLDG CL	301,268	443,175
	9,633	CITIGROUP INC COM	367,301	418,961
	5,027	HSBC HLDGS PLC SPON ADR NE	328,094	407,137
	2,000	INTERNATIONAL SECS EXC CL	49,321	45,940
	10,000	J P MORGAN CHASE & CO COM	353,770	351,400
	12,000	MOODYS CORP COM	483,834	524,520
	5,000	MORGAN STANLEY COM NEW	254,590	265,250
			3,372,736	3,949,262	2.42%

Insurance	5,000	AFLAC INC COM	190,106	225,500
	3,000	ALLSTATE CORP COM	186,210	183,180
	2,000	AMERICAN INTL GROUP COM	130,400	120,400
	30,000	AXA SPONSORED ADR	561,132	819,000
	2,000	EVEREST RE GROUP LTD COM	191,103	192,700
	8,870	MANULIFE FINL CORP COM	370,610	386,361
	10,000	MONTPELIER RE HOLDINGS SHS	351,264	359,200
	2,000	SELECTIVE INS GROUP COM	90,321	96,680
			2,071,146	2,383,021	1.46%

Real Estate	5,000	NEW CENTURY FINANCIAL COM	280,551	254,900
	1,200	NOVASTAR FINL INC COM	56,005	48,636
			336,556	303,536	0.19%

TOTAL FINANCIALS			9,279,596	10,620,112	6.51%

HEALTH CARE
Health Care Equipment & Services	5,000	ADVANCED NEUROMOD SYS COM	180,628	250,200
	3,500	ALCON INC COM SHS	343,146	362,875
	5,000	BARD C R INC COM	206,257	333,950
	8,000	BIOSITE INC COM	404,211	438,280
	10,000	BOSTON SCIENTIFIC CORP COM	295,401	289,500
	10,000	CIGNA CORP COM	511,444	1,067,500
	4,000	COOPER COS INC. NEW	291,743	274,800
	3,000	COVENTRY HEALTH CARE COM	205,582	209,040
	5,000	DENTSPLY INTL INC NEW COM	278,912	278,750
	12,000	ERESEARCHTECHNOLOGY COM	161,375	180,600
	6,400	LABORATORY AMER HLDGS COM	238,330	324,288
	2,500	LASERSCOPE COM	84,086	79,550
	6,000	LCA-VISION INC COM PAR $.0	254,758	262,800
	3,000	MEDTRONIC INC COM	136,707	161,820
	7,500	OMNICARE INC COM	266,066	345,750
	1,000	ORTHOFIX INTL N V COM	46,511	45,250
	1,500	PACIFICARE HLT SYS DEL COM	84,585	114,300
	8,000	PEDIATRIX MED GROUP COM	577,357	612,560
	247	POLYMEDICA CORP COM	9,094	8,675
	100	POSSIS MEDICAL INC COM	2,841	1,170
	4,000	QUEST DIAGNOSTICS INC COM	163,676	205,360
	5,000	TRIAD HOSPITALS INC COM	250,915	248,350
	12,000	UNITEDHEALTH GROUP INC COM	518,949	616,400
			5,512,574	6,711,768	4.11%

Pharmaceuticals & Biotechnology	4,000	AMGEN INC COM	243,216	280,280
	40,000	BRISTOL MYERS SQUIBB COM	965,578	999,200
	7,500	FOREST LABS INC COM	267,990	299,400
	2,000	KOS PHARMACEUTICALS COM	130,096	134,400
	5,000	LILLY ELI & CO COM	292,320	281,600
	37,500	MERCK & CO INC COM	1,069,080	1,164,750
	5,000	NOVARTIS A G SPONSORED ADR	239,826	243,550
	9,100	PFIZER INC COM	277,082	239,900
	4,000	PROTEIN DESIGN LABS COM	74,223	91,160
	7,500	WYETH COM	330,530	343,125
			3,889,941	4,077,365	2.50%

TOTAL HEALTH CARE			9,402,515	10,789,133	6.61%

INDUSTRIALS
Capital Goods	5,000	3M COMPANY	357,038	375,000
	20,000	ABB LTD SPONSORED ADR	111,600	136,200
	8,200	BOEING CO COM	324,836	541,282
	5,250	CERADYNE INC COM	155,288	167,317
	5,000	CURTISS WRIGHT CORP COM	149,310	307,000
	7,500	DRS TECHNOLOGIES INC COM	215,334	390,000
	11,800	EMERSON ELEC CO COM	614,866	776,440
	55,000	FEDERAL SIGNAL CORP COM	875,702	962,500
	14,700	FLUOR CORP NEW COM	446,449	937,860
	3,000	FRANKLIN ELEC INC COM	82,710	130,530
	3,000	GENERAL DYNAMICS CORP COM	266,620	345,570
	23,000	GENERAL ELEC CO COM	673,252	793,500
	5,000	L-3 COMMUNICATNS HLDGS COM	318,612	391,150
	18,800	STANDEX INTL CORP COM	410,022	558,360
	28,000	TYCO INTL LTD NEW COM	407,680	853,160
			5,409,319	7,665,869	4.70%

Commercial Services & Supplies	2,500	CENDANT CORP COM	53,732	53,400
	125	PHH CORP COM NEW	2,593	3,536
	7,000	RAMBUS INC DEL COM	166,080	91,980
			222,405	148,916	0.09%

Transportation	1,500	LAN AIRLINES S A SPONSORED	53,243	54,450	0.03%

TOTAL INDUSTRIALS			5,684,967	7,869,235	4.82%

INFORMATION TECHNOLOGY
Software & Services	2,000	AFFILIATED COMPUTER CL A	100,390	99,540
	200	CACI INTL INC CL A	9,943	13,158
	1,500	COGNOS INC COM	59,861	58,680
	3,500	ELECTRONIC ARTS INC COM	198,548	197,100
	2,000	INFOSYS TECH LTD SPONSORED	149,161	142,360
	43,500	MICROSOFT CORP COM	1,153,585	1,114,035
	20,000	ORACLE CORP COM	252,600	271,400
	1,000	SYMANTEC CORP COM	24,305	21,950
	1,140	VELOCITYHSI INC COM	-	-
			1,948,393	1,918,223	1.18%

Technology Hardware & Equipment	7,000	APPLE COMPUTER INC COM	265,841	295,050
	12,500	CISCO SYS INC COM	219,515	239,375
	5,000	FLIR SYS INC COM	148,023	164,450
	15,000	FOUNDRY NETWORKS INC COM	169,556	177,600
	10,000	HEWLETT PACKARD CO COM	201,100	246,200
	10,000	INTERNATIONAL BUS MACH COM	728,412	834,600
	2,000	KOMAG INC COM NEW	65,992	70,960
	58,000	LUCENT TECHNOLOGIES COM	189,720	169,993
	110,000	NORTEL NETWORKS CORP COM	374,800	289,300
	7,500	PLANTRONICS INC NEW COM	253,973	256,200
	2,500	QUALCOMM INC COM	82,580	87,450
			2,699,512	2,831,178	1.73%

Semiconductors &	4,000	CREE INC COM	112,957	113,600
Semiconductor Equipment	7,500	MICRON TECHNOLOGY INC COM	89,113	89,100
			202,070	202,700	0.12%

TOTAL INFORMATION TECHNOLOGY			4,849,975	4,952,101	3.03%

MATERIALS	5,000	ALLIANCE RES PARTNR LP UT	121,950	419,700
	2,000	ANGLO AMERN PLC ADR	47,210	50,880
	3,000	BHP BILLITON LTD SPONSORED	78,780	87,210
	6,632	CEMEX S A SPON ADR 5 ORD	221,981	305,015
	2,500	NUCOR CORP COM	144,255	138,625
	3,000	SOUTHERN PERU COPPER COM	157,853	153,600
	3,000	SYNGENTA AG SPONSORED ADR	65,345	62,400
	2,000	WORTHINGTON INDS INC	31,758	33,960
TOTAL MATERIALS			869,132	1,251,390	0.77%

TELECOMMUNICATION SERVICES	25,000	BELLSOUTH CORP COM	694,565	690,000
	4,000	CHUNGHWA TELECOM CO SPONSO	86,200	86,040
	3,000	MOBILE TELESYS OJSC SPONSO	91,248	106,380
	20,000	SBC COMMUNICATIONS INC COM	502,680	489,000
	1,500	SK TELECOM LTD SPONSORED A	28,945	32,205
	5,000	TELECOMUNCA DE SAO PAU SPO	93,100	96,350
TOTAL TELECOMMUNICATION SERVICES			1,496,738	1,499,975	0.92%

UTILITIES	10,000	AQUA AMERICA INC COM	198,073	320,700
	10,000	ATMOS ENERGY CORP COM	219,680	291,600
	14,500	CONSTELLATION ENERGY COM	395,578	873,045
	7,000	DOMINION RES INC VA COM	385,662	517,020
	15,462	DUKE ENERGY CORP COM	454,052	456,747
	25,900	EXELON CORP COM	826,897	1,386,168
	11,000	FPL GROUP INC COM	316,586	474,320
	4,000	HUANENG PWR INTL INC SPON	119,539	117,000
	10,000	NATIONAL FUEL GAS N J COM	224,736	304,000
	28,000	ONEOK INC NEW COM	513,882	978,600
	7,500	QUESTAR CORP COM	234,832	526,350
	5,000	SEMPRA ENERGY COM	133,819	212,500
	5,400	SOUTH JERSEY INDS INC COM	86,549	158,598
	65,000	TECO ENERGY INC COM	931,803	1,232,400
	2,500	TXU CORP COM	210,955	216,600
	10,000	UGI CORP NEW COM	147,196	293,400
TOTAL UTILITIES			5,399,839	8,359,048	5.12%

TOTAL INVESTMENTS IN COMMON STOCKS			$58,488,197	$71,900,484	44.05%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2005

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BLUE WATER TR I	10	$1,001,109	$1,000,000
LEARNINGSTATION.COM	1,224,661	500,000	300,000

TOTAL INVESTMENTS IN PREFERRED STOCK		$1,501,109	$1,300,000	0.80%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2005

			Market	Percent of
Industries	Company Name	Cost	Value	Net Assets

Short-term Investments	Evergreen Money Market Fund	$5,770,646	$5,770,646	3.54%

TOTAL INVESTMENTS - MARKET VALUE			$138,134,953	84.64%

Aggregate gross unrealized appreciation of security values			$26,285,560
Aggregate gross unrealized depreciation of security values			(2,399,562)
Net appreciation of security values			23,885,998
Tax cost of securities			114,248,955

Total market value of securities			$138,134,953

BMC FUND, INC.	SCHEDULE III
INVESTMENTS IN AFFILIATES (Unaudited)
July 31, 2005

	Number of	Amount of Equity
	Shares Held At	In Net Profit	Amount of	Value at
	July 31,	And Loss for the	Dividends	July 31,
Issuer	2005	Period	(1)	2005

Broyhill Industries, Inc. - wholly owned
subsidiary	1,000	$(9,449)	$-	$598,336

P. B. Realty, Inc. - wholly owned
subsidiary	1,000	1,434,272	-	21,751,110

TOTAL		$1,424,823	$-	$22,349,446

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ D. E. Hendricks
D. E. Hendricks
Chief Financial Officer
September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. E. Hendricks
D. E. Hendricks
Chief Financial Officer
September 23, 2005

/s/ Paul H. Broyhill
Paul H. Broyhill
Chief Executive Officer
September 23, 2005